Provisions for Sundry Creditors (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
As of June 30, 2025 and December 31, 2024, the provisions for sundry creditors and others is as follows:

	June 30, 2025		December 31, 2024
Provision for plugging of wells (Note 12)	Ps.	112,113,025	Ps.	115,514,750
Provision for trails in process (Note 18)	35,777,544		13,186,811
Provision for environmental costs	11,275,051		9,134,000
Total	Ps.	159,165,620	Ps.	137,835,561